Note 4(a) - Advances for Vessels Acquisitions - Under Construction (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels acquisitions / under construction
Balance, December 31, 2019	12,241
— Advances paid	117,203
— Capitalized expenses	3,509
— Transferred to Vessels, net	(76,959)
— Transferred to Assets held for sale	(24,340)
Balance, December 31, 2020	31,654
— Advances paid	119,656
— Capitalized expenses	5,915
— Transferred to Vessels, net	(126,646)
Balance, December 31, 2021	30,579